OTHER INFORMATION BY NATURE - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee
Disclosure of detailed information about intangible assets [line items]
Compensation related to product development	€ 527,316	€ 483,747	€ 389,927
Average number of employees | employee	4,691	4,571	4,428
Depreciation expense	€ 259,849	€ 230,097	€ 217,952
Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Amortization	€ 286,376	€ 225,892	€ 208,685